JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE-TRADED FUNDS — 67.4%
Fixed Income — 17.2%
iShares 20+ Year Treasury Bond ETF	58,300	9,518,058
Vanguard Total International Bond ETF	1,258,250	73,211,276

Total Fixed Income		82,729,334

International Equity — 11.2%
iShares MSCI EAFE ETF	182,240	11,599,576
JPMorgan BetaBuilders Canada ETF (a)	414,500	9,885,825
JPMorgan BetaBuilders Developed Asia EX-Japan ETF (a)	64,500	1,457,700
JPMorgan BetaBuilders Europe ETF (a)	977,100	22,356,048
JPMorgan BetaBuilders Japan ETF (a)	332,000	8,190,440

Total International Equity		53,489,589

U.S. Equity — 39.0%
iShares Core S&P 500 ETF	315,200	105,926,112
SPDR S&P 500 ETF Trust	241,800	80,976,402

Total U.S. Equity		186,902,514

TOTAL EXCHANGE-TRADED FUNDS (Cost $259,155,665)		323,121,437

INVESTMENT COMPANIES — 27.9%
Alternative Assets — 4.2%
Blackstone Alternative Multi-Strategy Fund Class Y Shares	706,925	7,040,972
Marshall Wace UCITS Fund plc Class F Shares (Ireland) * (b)	47,394	7,875,680
Neuberger Berman Long Short Fund Class Institutional Shares *	312,876	5,059,206

Total Alternative Assets		19,975,858

Fixed Income — 22.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	4,143,127	51,499,064
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	560,593	4,933,221
JPMorgan Corporate Bond Fund Class R6 Shares (a)	889,323	9,578,013
JPMorgan High Yield Fund Class R6 Shares (a)	4,240,479	28,877,665
JPMorgan Short Duration Bond Fund Class R6 Shares (a)	405,288	4,514,909
Lord Abbett Short Duration Income Fund Class F3 Shares	2,312,763	9,667,351

Total Fixed Income		109,070,223

U.S. Equity — 1.0%
BlackRock Event Driven Equity Fund Class Institutional Shares	487,837	4,697,869

TOTAL INVESTMENT COMPANIES (Cost $123,430,390)		133,743,950

COMMON STOCKS — 3.6%
Aerospace & Defense — 0.1%
Airbus SE (France) *	1,688	122,423
Meggitt plc (United Kingdom)	9,889	32,817
Safran SA (France) *	2,541	250,002

		405,242

Air Freight & Logistics — 0.0% (c)
DSV Panalpina A/S (Denmark)	480	77,858

Auto Components — 0.0% (c)
Autoliv, Inc., SDR (Sweden)	445	32,741
Denso Corp. (Japan)	700	30,682
Magna International, Inc. (Canada)	1,330	60,848
Stanley Electric Co. Ltd. (Japan)	1,300	37,465
Sumitomo Rubber Industries Ltd. (Japan)	1,400	13,005

		174,741

Automobiles — 0.0% (c)
Honda Motor Co. Ltd. (Japan)	800	18,998
Suzuki Motor Corp. (Japan)	2,200	94,243
Toyota Motor Corp. (Japan)	1,500	99,555

		212,796

Banks — 0.2%
Australia & New Zealand Banking Group Ltd. (Australia)	2,600	32,438
Banco Bilbao Vizcaya Argentaria SA (Spain)	14,194	39,402
BNP Paribas SA (France) *	2,283	82,587
Close Brothers Group plc (United Kingdom)	726	9,550
DBS Group Holdings Ltd. (Singapore)	1,700	24,992
DNB ASA (Norway)	6,842	95,313
Erste Group Bank AG (Austria)	1,087	22,762
HDFC Bank Ltd., ADR (India) *	1,511	75,490
ING Groep NV (Netherlands)	6,703	47,838
Intesa Sanpaolo SpA (Italy)	13,935	26,218
Lloyds Banking Group plc (United Kingdom)	92,822	31,511
Mitsubishi UFJ Financial Group, Inc. (Japan)	8,300	33,124
National Bank of Canada (Canada)	1,393	69,192
Standard Chartered plc (United Kingdom)	2,678	12,323
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,000	26,604
Svenska Handelsbanken AB, Class A (Sweden) *	9,257	77,451
United Overseas Bank Ltd. (Singapore)	3,100	43,670

		750,465

Beverages — 0.1%
Anheuser-Busch InBev SA/NV (Belgium)	1,577	84,906
Carlsberg A/S, Class B (Denmark)	1,472	198,311
Diageo plc (United Kingdom)	4,131	141,895
Kirin Holdings Co. Ltd. (Japan)	1,300	24,417
Pernod Ricard SA (France)	585	93,270

		542,799

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Biotechnology — 0.1%
Ascendis Pharma A/S, ADR (Denmark) *	122	18,827
BeiGene Ltd., ADR (China) *	295	84,500
CSL Ltd. (Australia)	110	22,723
Galapagos NV (Belgium) *	394	55,857
Genmab A/S (Denmark) *	574	208,308
Grifols SA (Preference), Class B (Spain)	1,643	28,470

		418,685

Building Products — 0.0% (c)
Assa Abloy AB, Class B (Sweden)	1,478	34,556
Daikin Industries Ltd. (Japan)	100	18,477

		53,033

Capital Markets — 0.1%
Deutsche Boerse AG (Germany)	266	46,635
Euronext NV (Netherlands) (d)	436	54,616
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2,500	117,684
London Stock Exchange Group plc (United Kingdom)	2,562	293,905
Macquarie Group Ltd. (Australia)	651	56,431
Partners Group Holding AG (Switzerland)	21	19,316
XP, Inc., Class A (Brazil) *	235	9,797

		598,384

Chemicals — 0.1%
Air Liquide SA (France)	728	115,395
Asahi Kasei Corp. (Japan)	12,654	110,389
BASF SE (Germany)	734	44,698
Covestro AG (Germany) (d)	668	33,126
Givaudan SA (Registered) (Switzerland)	21	90,674
Johnson Matthey plc (United Kingdom)	1,687	51,264
Kansai Paint Co. Ltd. (Japan)	2,947	73,248
Shin-Etsu Chemical Co. Ltd. (Japan)	602	78,774
Tosoh Corp. (Japan)	500	8,118
Umicore SA (Belgium)	935	38,891

		644,577

Communications Equipment — 0.0% (c)
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	7,506	82,140

Containers & Packaging — 0.0% (c)
Amcor plc, CHDI	3,101	34,303

Diversified Financial Services — 0.0% (c)
Challenger Ltd. (Australia)	4,593	12,781
Element Fleet Management Corp. (Canada)	6,507	54,146
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	4,500	20,909

		87,836

Diversified Telecommunication Services — 0.1%
China Tower Corp. Ltd., Class H (China) (d)	300,000	52,194
Koninklijke KPN NV (Netherlands)	20,468	48,024
KT Corp. (South Korea)	891	17,434
Nippon Telegraph & Telephone Corp. (Japan)	8,300	169,458
Telecom Italia SpA (Italy)	43,704	17,647

		304,757

Electric Utilities — 0.1%
Enel SpA (Italy)	22,225	192,822
Iberdrola SA (Spain)	9,271	114,113
Orsted A/S (Denmark) (d)	185	25,504
Siemens Energy AG (Germany) *	673	18,149

		350,588

Electrical Equipment — 0.1%
ABB Ltd. (Registered) (Switzerland)	7,761	197,315
Legrand SA (France)	458	36,479
Melrose Industries plc (United Kingdom) *	30,289	44,914
Mitsubishi Electric Corp. (Japan)	6,000	81,415
Nidec Corp. (Japan)	1,156	108,407
Prysmian SpA (Italy)	1,714	49,754

		518,284

Electronic Equipment, Instruments & Components — 0.2%
Hamamatsu Photonics KK (Japan)	5,244	265,014
Keyence Corp. (Japan)	692	323,496
Murata Manufacturing Co. Ltd. (Japan)	1,567	101,897
Omron Corp. (Japan)	500	39,093

		729,500

Energy Equipment & Services — 0.0% (c)
Worley Ltd. (Australia)	4,924	34,319

Equity Real Estate Investment Trusts (REITs) — 0.0% (c)
Great Portland Estates plc (United Kingdom)	4,332	33,428
Scentre Group (Australia)	14,415	22,951

		56,379

Food & Staples Retailing — 0.0% (c)
Seven & i Holdings Co. Ltd. (Japan)	1,800	55,926
Welcia Holdings Co. Ltd. (Japan)	600	26,312

		82,238

Food Products — 0.2%
Associated British Foods plc (United Kingdom)	1,271	30,600
Barry Callebaut AG (Registered) (Switzerland)	16	35,638
Danone SA (France)	1,655	107,203
Nestle SA (Registered) (Switzerland)	4,471	532,103
Wilmar International Ltd. (China)	14,800	48,053

		753,597

Gas Utilities — 0.0% (c)
Beijing Enterprises Holdings Ltd. (China)	5,500	16,581

Health Care Equipment & Supplies — 0.2%
Alcon, Inc. (Switzerland) *	348	19,730
Asahi Intecc Co. Ltd. (Japan)	900	28,286
Elekta AB, Class B (Sweden)	3,618	45,466
Hoya Corp. (Japan)	619	69,895
Koninklijke Philips NV (Netherlands) *	4,976	234,962
Sartorius AG (Preference) (Germany)	238	97,550
Siemens Healthineers AG (Germany) (d)	1,100	49,377
Sonova Holding AG (Registered) (Switzerland) *	166	42,067
Straumann Holding AG (Registered) (Switzerland)	84	84,975
Terumo Corp. (Japan)	2,380	94,759

		767,067

Health Care Providers & Services — 0.0% (c)
Fresenius SE & Co. KGaA (Germany)	1,442	65,574

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Hotels, Restaurants & Leisure — 0.0% (c)
Compass Group plc (United Kingdom)	2,611	39,222
Wynn Macau Ltd. (Macau) *	7,262	11,654

		50,876

Household Durables — 0.0% (c)
Panasonic Corp. (Japan)	4,200	35,776
Persimmon plc (United Kingdom)	1,259	40,122
Sony Corp. (Japan)	700	53,650

		129,548

Household Products — 0.1%
Reckitt Benckiser Group plc (United Kingdom)	1,335	130,169
Unicharm Corp. (Japan)	2,726	121,916

		252,085

Independent Power and Renewable Electricity Producers — 0.0% (c)
Electric Power Development Co. Ltd. (Japan)	1,600	24,679

Industrial Conglomerates — 0.1%
CK Hutchison Holdings Ltd. (United Kingdom)	4,596	27,851
DCC plc (United Kingdom)	527	40,796
Jardine Matheson Holdings Ltd. (Hong Kong)	1,100	43,727
Siemens AG (Registered) (Germany)	1,346	169,985

		282,359

Insurance — 0.2%
AIA Group Ltd. (Hong Kong)	31,229	310,419
Aon plc, Class A	285	58,796
Aviva plc (United Kingdom)	7,420	27,452
AXA SA (France)	4,954	91,689
Direct Line Insurance Group plc (United Kingdom)	4,528	15,792
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	435	110,585
PICC Property & Casualty Co. Ltd., Class H (China)	44,000	30,908
Ping An Insurance Group Co. of China Ltd., Class H (China)	3,500	36,333
Sampo OYJ, Class A (Finland)	2,463	97,542
Storebrand ASA (Norway) *	7,138	37,600
Sun Life Financial, Inc. (Canada)	1,829	74,531
Tokio Marine Holdings, Inc. (Japan)	1,600	70,007
Zurich Insurance Group AG (Switzerland)	182	63,466

		1,025,120

Interactive Media & Services — 0.1%
Adevinta ASA (France) *	4,052	69,637
Baidu, Inc., ADR (China) *	124	15,697
JOYY, Inc., ADR (China)	468	37,753
NAVER Corp. (South Korea)	164	41,676
Tencent Holdings Ltd. (China)	2,518	170,074
Z Holdings Corp. (Japan)	7,000	46,756

		381,593

Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., ADR (China) *	140	41,157
ASOS plc (United Kingdom) *	1,236	82,065
MercadoLibre, Inc. (Argentina) *	77	83,351
Prosus NV, ADR (China) *	634	11,748
THG Holdings Ltd. (United Kingdom) *	1,146	8,846
Zalando SE (Germany) * (d)	739	69,045

		296,212

IT Services — 0.0% (c)
Amadeus IT Group SA (Spain)	658	36,543
NTT Data Corp. (Japan)	4,800	61,427
Obic Co. Ltd. (Japan)	600	105,517

		203,487

Life Sciences Tools & Services — 0.0% (c)
Evotec SE (Germany) *	769	20,274

Machinery — 0.1%
KION Group AG (Germany)	677	57,809
Knorr-Bremse AG (Germany)	297	34,975
SMC Corp. (Japan)	435	242,659
THK Co. Ltd. (Japan)	1,500	37,748

		373,191

Media — 0.0% (c)
CyberAgent, Inc. (Japan)	900	55,576
Nordic Entertainment Group AB, Class B (Sweden)	1,065	45,141
Stroeer SE & Co. KGaA (Germany) *	429	33,324
WPP plc (United Kingdom)	5,457	42,859

		176,900

Metals & Mining — 0.1%
Antofagasta plc (Chile)	3,757	49,582
BHP Group Ltd. (Australia)	951	24,568
BHP Group plc (Australia)	2,383	50,839
IGO Ltd. (Australia)	10,309	31,068
Rio Tinto Ltd. (Australia)	318	21,720
Rio Tinto plc (Australia)	514	30,929
South32 Ltd. (Australia)	14,242	21,136

		229,842

Multiline Retail — 0.0% (c)
Next plc (United Kingdom)	586	44,927

Multi-Utilities — 0.0% (c)
Engie SA (France) *	9,834	131,417
National Grid plc (United Kingdom)	4,826	55,432

		186,849

Oil, Gas & Consumable Fuels — 0.1%
Enbridge, Inc. (Canada)	1,805	52,731
Equinor ASA (Norway)	3,987	56,487
Royal Dutch Shell plc, Class B, ADR (Netherlands)	962	23,300
TOTAL SE (France)	3,165	108,694

		241,212

Paper & Forest Products — 0.0% (c)
Stora Enso OYJ, Class R (Finland)	4,179	65,410

Personal Products — 0.1%
L’Oreal SA (France)	766	249,279
Pola Orbis Holdings, Inc. (Japan)	600	11,313
Unilever plc (United Kingdom)	3,807	234,714

		495,306

Pharmaceuticals — 0.4%
Astellas Pharma, Inc. (Japan)	8,100	120,743
AstraZeneca plc (United Kingdom)	2,291	250,325
Bayer AG (Registered) (Germany)	1,385	85,446
Daiichi Sankyo Co. Ltd. (Japan)	1,800	55,256

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
GlaxoSmithKline plc, ADR (United Kingdom)	1,988	74,828
Hutchison China MediTech Ltd., ADR (Hong Kong) *	1,830	59,109
Ipsen SA (France)	315	32,928
Novartis AG (Registered) (Switzerland)	2,309	200,477
Novo Nordisk A/S, Class B (Denmark)	4,080	282,681
Otsuka Holdings Co. Ltd. (Japan)	1,300	55,075
Roche Holding AG (Switzerland)	576	197,303
Sanofi (France)	1,212	121,457
Shionogi & Co. Ltd. (Japan)	2,025	108,387
Takeda Pharmaceutical Co. Ltd., ADR (Japan)	1,353	24,138

		1,668,153

Professional Services — 0.1%
DKSH Holding AG (Switzerland)	795	55,384
Recruit Holdings Co. Ltd. (Japan)	2,100	83,402
RELX plc (United Kingdom)	4,790	106,616
TechnoPro Holdings, Inc. (Japan)	600	37,567
Teleperformance (France)	122	37,613

		320,582

Real Estate Management & Development — 0.0% (c)
Mitsui Fudosan Co. Ltd. (Japan)	3,400	59,166

Road & Rail — 0.0% (c)
Canadian National Railway Co. (Canada)	400	42,584
Canadian National Railway Co. (Canada)	245	26,093
Central Japan Railway Co. (Japan)	300	43,002
TFI International, Inc. (Canada)	570	23,835

		135,514

Semiconductors & Semiconductor Equipment — 0.2%
ASML Holding NV (Netherlands)	933	344,625
Broadcom, Inc.	204	74,321
NXP Semiconductors NV (Netherlands)	652	81,376
Renesas Electronics Corp. (Japan) *	2,600	19,083
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	3,872	313,903
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	11,000	165,485
Tokyo Electron Ltd. (Japan)	200	52,251

		1,051,044

Software — 0.1%
SAP SE (Germany)	2,362	367,806

Specialty Retail — 0.0% (c)
Industria de Diseno Textil SA (Spain)	630	17,429
Kingfisher plc (United Kingdom)	16,223	62,141
Nitori Holdings Co. Ltd. (Japan)	200	41,490

		121,060

Technology Hardware, Storage & Peripherals — 0.0% (c)
Samsung Electronics Co. Ltd. (South Korea)	2,366	117,458
Samsung Electronics Co. Ltd., GDR (South Korea) (d)	16	17,272

		134,730

Textiles, Apparel & Luxury Goods — 0.1%
China Hongxing Sports Ltd. (China) * ‡	743,000	1
EssilorLuxottica SA (France) *	1,338	182,150
Hermes International (France)	88	75,790
Kering SA (France)	324	214,923
LVMH Moet Hennessy Louis Vuitton SE (France)	293	137,095
Moncler SpA (Italy) *	1,227	50,211
Samsonite International SA * (d)	13,500	13,708

		673,878

Thrifts & Mortgage Finance — 0.0% (c)
Housing Development Finance Corp. Ltd. (India)	1,256	29,771

Tobacco — 0.0% (c)
British American Tobacco plc (United Kingdom)	3,930	140,974

Trading Companies & Distributors — 0.0% (c)
Ashtead Group plc (United Kingdom)	965	34,751
Bunzl plc (United Kingdom)	953	30,769
Mitsubishi Corp. (Japan)	1,500	35,903
Sumitomo Corp. (Japan)	3,700	44,602

		146,025

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, Class L, ADR (Mexico)	2,213	27,640
SoftBank Group Corp. (Japan)	2,854	176,590
Vodafone Group plc, ADR (United Kingdom)	3,323	44,595

		248,825

TOTAL COMMON STOCKS (Cost $11,794,061)		17,339,141

SHORT-TERM INVESTMENTS — 1.3%
INVESTMENT COMPANIES — 1.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.16% (a) (e) (Cost $5,935,701)	5,934,358	5,938,512

Total Investments — 100.2% (Cost $400,315,817)		480,143,040
Liabilities in Excess of Other Assets — (0.2)% (f)		(765,696)

Net Assets — 100.0%		479,377,344

Percentages indicated are based on net assets.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY **
United States	93.6%
Ireland	1.6
Others (each less than 1.0%)	3.6
Short-Term Investments	1.2

** Percentages indicated are based on total investments as of September 30, 2020.

Abbreviations

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
UCITS	Undertakings for Collective Investment in Transferable Securities

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The fund’s investment objective is to provide absolute return and is generally subject to a two day redemption notice period.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	The rate shown is the current yield as of September 30, 2020.
(f)	A portion of the Fund’s cash is held by the subsidiary.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Access Balanced Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$405,242	$—	$405,242
Air Freight & Logistics	—	77,858	—	77,858
Auto Components	60,848	113,893	—	174,741
Automobiles	—	212,796	—	212,796
Banks	144,682	605,783	—	750,465
Beverages	—	542,799	—	542,799
Biotechnology	103,327	315,358	—	418,685
Building Products	—	53,033	—	53,033
Capital Markets	9,797	588,587	—	598,384
Chemicals	—	644,577	—	644,577
Communications Equipment	—	82,140	—	82,140
Containers & Packaging	—	34,303	—	34,303
Diversified Financial Services	54,146	33,690	—	87,836
Diversified Telecommunication Services	—	304,757	—	304,757
Electric Utilities	43,653	306,935	—	350,588
Electrical Equipment	—	518,284	—	518,284
Electronic Equipment, Instruments & Components	—	729,500	—	729,500
Energy Equipment & Services	—	34,319	—	34,319
Equity Real Estate Investment Trusts (REITs)	—	56,379	—	56,379
Food & Staples Retailing	26,312	55,926	—	82,238
Food Products	—	753,597	—	753,597
Gas Utilities	—	16,581	—	16,581
Health Care Equipment & Supplies	—	767,067	—	767,067
Health Care Providers & Services	—	65,574	—	65,574
Hotels, Restaurants & Leisure	—	50,876	—	50,876
Household Durables	—	129,548	—	129,548
Household Products	—	252,085	—	252,085
Independent Power and Renewable Electricity Producers	—	24,679	—	24,679
Industrial Conglomerates	—	282,359	—	282,359
Insurance	133,327	891,793	—	1,025,120
Interactive Media & Services	123,087	258,506	—	381,593
Internet & Direct Marketing Retail	145,102	151,110	—	296,212
IT Services	—	203,487	—	203,487
Life Sciences Tools & Services	—	20,274	—	20,274
Machinery	—	373,191	—	373,191
Media	45,141	131,759	—	176,900
Metals & Mining	—	229,842	—	229,842
Multiline Retail	—	44,927	—	44,927
Multi-Utilities	—	186,849	—	186,849
Oil, Gas & Consumable Fuels	76,031	165,181	—	241,212
Paper & Forest Products	—	65,410	—	65,410
Personal Products	—	495,306	—	495,306
Pharmaceuticals	158,075	1,510,078	—	1,668,153
Professional Services	—	320,582	—	320,582
Real Estate Management & Development	—	59,166	—	59,166
Road & Rail	92,512	43,002	—	135,514
Semiconductors & Semiconductor Equipment	469,600	581,444	—	1,051,044

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Software	$—	$367,806	$—	$367,806
Specialty Retail	—	121,060	—	121,060
Technology Hardware, Storage & Peripherals	—	134,730	—	134,730
Textiles, Apparel & Luxury Goods	—	673,877	1	673,878
Thrifts & Mortgage Finance	—	29,771	—	29,771
Tobacco	—	140,974	—	140,974
Trading Companies & Distributors	—	146,025	—	146,025
Wireless Telecommunication Services	72,235	176,590	—	248,825

Total Common Stocks	1,757,875	15,581,265	1	17,339,141

Exchange-Traded Funds	323,121,437	—	—	323,121,437
Investment Companies	125,868,270	—	—	125,868,270
Short-Term Investments
Investment Companies	5,938,512	—	—	5,938,512

Total Investments in Securities	$456,686,094	$15,581,265	$1	$472,267,360

As of September 30, 2020, certain investments companies with a fair value of $7,875,680, have not been categorized in the fair value hierarchy as these investment companies are measured using the NAV per share as a practical expedient.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Canada ETF (a)	$9,371,845	$—	$—	$—	$513,980	$9,885,825	414,500	$61,835	$—
JPMorgan BetaBuilders Developed Asia EX-Japan ETF (a)	1,444,800	—	—	—	12,900	1,457,700	64,500	16,811	—
JPMorgan BetaBuilders Europe ETF (a)	21,662,308	—	—	—	693,740	22,356,048	977,100	141,425	—
JPMorgan BetaBuilders Japan ETF (a)	7,612,760	—	—	—	577,680	8,190,440	332,000	—	—
JPMorgan Core Bond Fund Class R6 Shares (a)	61,609,399	—	10,399,998	526,255	(236,592)	51,499,064	4,143,127	344,473	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	4,888,373	—	—	—	44,848	4,933,221	560,593	32,486	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	9,905,748	—	400,001	13,806	58,460	9,578,013	889,323	63,204	—
JPMorgan High Yield Fund Class R6 Shares (a)	28,029,569	—	—	—	848,096	28,877,665	4,240,479	330,545	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.16% (a) (b)	5,514,050	13,194,090	12,768,361	394	(1,661)	5,938,512	5,934,358	3,361	—
JPMorgan Short Duration Bond Fund Class R6 Shares (a)	4,506,803	—	—	—	8,106	4,514,909	405,288	18,709	—

Total	$154,545,655	$13,194,090	$23,568,360	$540,455	$2,519,557	$147,231,397		$1,012,849	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.